Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net Income	$ 5,830	$ 5,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	835	737
Deferred income tax expense (benefit)	560	(140)
Net amortization of premiums and discounts	1,122	1,031
Net amortization of deferred loan costs and fees	263	231
Provision for loan losses	1,784	1,628
Stock based compensation	19	223
Other than temporary impairment of available-for-sale security	25	2
Net gain on sale of available-for-sale securities	(11)	(233)
Loss on sale of foreclosed real estate	36	0
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net (decrease) increase in accrued income taxes	(1,021)	152
Net decrease in accrued interest receivable	28	15
Net decrease in prepaid expenses and other assets	194	417
Net increase in other liabilities	690	773
Net cash provided by operating activities	10,349	10,124
Cash flows from investing activities:
Securities available-for-sale: Proceeds from maturities	13,045	9,911
Securities available-for sale: Proceeds from sale of securities	770	7,729
Securities available-for-sale: Purchases of securities	(32,524)	(30,309)
Securities available-for-sale: Principal payments on securities	20,879	11,175
Securities held-to-maturity: Proceeds from maturities	13,151	21,813
Securities held-to-maturity: Purchases of securities	(47,510)	(74,522)
Securities held-to-maturity: Principal payments on securities	11,556	5,525
Net redemption (purchase) of Federal Home Loan Bank Stock	172	(50)
Proceeds from maturity of long term certificate of deposit	0	1,000
Net increase in loans receivable	(28,405)	(7,766)
Proceeds from sale of foreclosed real estate	800	0
Purchases of premises and equipment	(327)	(1,340)
Net cash used by investing activities	(48,393)	(56,834)
Cash flows from financing activities:
Net (decrease) increase in short-term borrowings from FHLB	(300)	5,200
Repayment of long-term borrowings from FHLB	(5,000)	(5,000)
Payment of dividends	(1,297)	(1,647)
Proceeds from stock options exercised	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net increase in deposits	42,040	48,165
Net cash provided by financing activities	35,820	47,033
Net increase in cash and cash equivalents	(2,224)	323
Cash and cash equivalents at beginning of year	9,966	9,643
Cash and cash equivalents at end of year	7,742	9,966
Cash paid during the period:
Interest	3,598	4,522
Income taxes	3,141	2,721
Non-cash investing activities:
Loans transferred to foreclosed real estate	$ 653	$ 443